Note 22 - Eersteling - Disposal of Assets Held For Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Statement Line Items [Line Items]
Property, plant and equipment	$ 227
Trade and other receivables	84
Total assets	311
Rehabilitation provision	650
Trade and other payables	8
Total liabilities	658
Cash received	1,000
Deferred consideration (at January 31, 2019)	1,953
Total consideration	2,953
Net liabilities derecognised	347
Cumulative exchange differences in respect of the net liabilities of the subsidiary reclassified from equity on loss of control of subsidiary	2,109
Fair value of consideration receivable (at January 31, 2019)	2,953
Profit on sale of subsidiary	$ 5,409

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.